Consolidated portfolio of investments—June 30, 2024 (unaudited)
Consolidated portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 29.85%
FNMA%%	5.00%	7-1-2039	$2,585,000	$2,562,198
FNMA%%	6.00	7-1-2054	13,460,000	13,497,330
FNMA%%	6.50	7-1-2054	16,645,000	16,940,189
GNMA%%	6.00	7-1-2054	19,080,000	19,159,240
GNMA%%	6.50	7-1-2054	22,250,000	22,567,033
GNMA%%	7.00	7-1-2054	6,470,000	6,588,473
Total agency securities (Cost $81,428,652)				81,314,463
Asset-backed securities: 7.87%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	508,559	532,635
AFN Series 2019-1A Class A2144A	4.46	5-20-2049	689,031	552,425
Apidos CLO XXXI Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	8.69	4-15-2031	500,000	500,219
Aqua Finance Trust Series 2019-A Class A144A	3.14	7-16-2040	113,219	107,563
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	332,623	298,240
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	206,945	198,063
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	692,662	657,580
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.60	8-19-2038	771,823	762,175
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	1,067,000	971,144
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	8.94	4-20-2034	1,000,000	990,393
Coinstar Funding LLC Series 2017-1A Class A2144A	5.22	4-25-2047	1,036,950	904,073
Commonbond Student Loan Trust Series 2018-CGS Class C144A	4.35	2-25-2046	66,652	57,198
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	552,116	544,251
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	790,000	755,779
Driven Brands Funding, LLC Series 2019-2A Class A2144A	3.98	10-20-2049	334,250	318,424
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	526,921	525,388
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	352,935	355,335
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	180,000	186,578
Foundation Finance Trust Series 2019-1A Class A144A	3.86	11-15-2034	1,309	1,307
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	408,163	411,683
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.24	11-16-2036	1,000,000	983,801
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	520,341	517,461
Laurel Road Prime Student Loan Trust Series 2017-C Class C144A	3.29	11-25-2042	295,202	279,989
Longtrain Leasing III LLC Series 2015-1A Class A2144A	4.06	1-15-2045	1,555,563	1,530,981
MF1 Ltd. Series 2021-FL7 Class C (U.S. SOFR 1 Month+2.16%)144A±	7.50	10-16-2036	1,000,000	962,500
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.69	2-19-2037	968,663	961,398
MNR ABS Issuer I LLC♦‡	8.12	12-15-2038	270,464	272,790
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	905,000	916,139
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	87,220	87,257
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	160,000	160,164
Pagaya AI Debt Selection Trust Series 2023-1 Class A144A	7.56	7-15-2030	561,482	563,592
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 1

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11%	11-25-2043	$534,295	$541,848
SMB Private Education Loan Trust Series 2015-C Class C144A	4.50	9-17-2046	970,000	935,809
SoFi Professional Loan Program LLC Series 2017-E Class B144A	3.49	11-26-2040	199,312	192,847
STORE Master Funding LLC Series 2023-1A Class A1144A	6.19	6-20-2053	497,292	501,374
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	1,500,000	1,479,139
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84	12-5-2050	354,600	322,727
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	680,750	603,699
Total asset-backed securities (Cost $22,008,812)				21,443,968

	Shares
Common stocks: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail : 0.00%
Casino Guichard Perrachon SA†	1,284	4,902
Total common stocks (Cost $427,059)		4,902

			Principal
Corporate bonds and notes: 23.75%
Basic materials: 0.74%
Chemicals: 0.74%
LYB International Finance III LLC	5.50	3-1-2034	$1,300,000	1,286,236
Westlake Corp.	1.63	7-17-2029	750,000	722,119
				2,008,355
Communications: 2.47%
Advertising: 0.38%
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	350,000	366,435
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	730,000	657,323
				1,023,758
Internet: 0.86%
Arches Buyer, Inc.144A	6.13	12-1-2028	425,000	352,557
Booking Holdings, Inc.	4.13	5-12-2033	1,000,000	1,103,112
Cablevision Lightpath LLC144A	5.63	9-15-2028	330,000	266,086
MercadoLibre, Inc.	3.13	1-14-2031	750,000	635,385
				2,357,140
Media: 1.23%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	875,000	664,175
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	275,000	172,449
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	500,000	501,635
CSC Holdings LLC144A	4.63	12-1-2030	250,000	91,051
See accompanying consolidated notes to portfolio of investments
2 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
CSC Holdings LLC144A	11.75%	1-31-2029	$540,000	$460,541
DISH Network Corp.144A	11.75	11-15-2027	355,000	348,077
Nexstar Media, Inc.144A	5.63	7-15-2027	400,000	380,003
Scripps Escrow II, Inc.144A	5.38	1-15-2031	215,000	95,383
Sirius XM Radio, Inc.144A	5.50	7-1-2029	690,000	648,185
				3,361,499
Consumer, cyclical: 3.54%
Airlines: 0.34%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	140,000	102,197
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	5-15-2027	700,188	683,814
United Airlines Pass-Through Trust Series 2020-1 Class A	5.88	4-15-2029	148,759	149,181
				935,192
Apparel: 0.47%
Crocs, Inc.144A	4.13	8-15-2031	330,000	287,326
Tapestry, Inc.	7.70	11-27-2030	555,000	579,920
Tapestry, Inc.	7.85	11-27-2033	385,000	405,507
				1,272,753
Auto manufacturers: 0.64%
Ford Motor Credit Co. LLC	4.39	1-8-2026	175,000	171,269
Ford Motor Credit Co. LLC	5.11	5-3-2029	475,000	458,887
General Motors Financial Co., Inc. Series C (5 Year Treasury Constant Maturity+5.00%)ʊ±	5.70	9-30-2030	650,000	610,167
Hyundai Capital America144A	5.30	3-19-2027	500,000	498,744
				1,739,067
Auto parts & equipment: 0.03%
Adient Global Holdings Ltd.144A	3.50	8-15-2024	76,969	82,252
Entertainment: 0.33%
Churchill Downs, Inc.144A	5.75	4-1-2030	490,000	475,954
Warnermedia Holdings, Inc.	4.28	3-15-2032	500,000	436,414
				912,368
Home builders: 0.05%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	135,000	129,275
Leisure time: 0.28%
Sabre Global, Inc.144A	11.25	12-15-2027	780,000	758,223
Lodging: 0.17%
Las Vegas Sands Corp.	6.20	8-15-2034	450,000	450,880
Retail: 0.87%
Kohl’s Corp.	4.63	5-1-2031	665,000	556,291
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	600,000	572,977
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 3

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Michaels Cos., Inc.144A	7.88%	5-1-2029	$510,000	$327,262
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	935,000	923,723
				2,380,253
Toys/games/hobbies: 0.36%
Mattel, Inc.144A	5.88	12-15-2027	985,000	986,717
Consumer, non-cyclical: 2.95%
Commercial services: 1.02%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	445,000	389,546
GEO Group, Inc.144A	8.63	4-15-2029	760,000	778,397
GEO Group, Inc.144A	10.25	4-15-2031	215,000	224,952
Global Payments, Inc.	5.95	8-15-2052	290,000	279,357
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	225,000	169,857
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	190,000	102,220
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	200,000	161,672
Upbound Group, Inc.144A	6.38	2-15-2029	690,000	661,911
				2,767,912
Healthcare-products: 0.38%
Danaher Corp.	2.50	3-30-2030	800,000	816,418
Dentsply Sirona, Inc.	3.25	6-1-2030	265,000	231,550
				1,047,968
Healthcare-services: 0.68%
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	400,000	416,315
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	700,000	493,284
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	430,000	380,210
Star Parent, Inc.144A	9.00	10-1-2030	530,000	556,445
				1,846,254
Pharmaceuticals: 0.87%
AdaptHealth LLC144A	5.13	3-1-2030	450,000	393,640
Bristol-Myers Squibb Co.	5.20	2-22-2034	1,310,000	1,307,328
Cigna Group	5.60	2-15-2054	700,000	672,068
				2,373,036
Energy: 3.44%
Energy-alternate sources: 0.19%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	400,000	177,392
TerraForm Power Operating LLC144A	4.75	1-15-2030	369,000	336,344
				513,736
Oil & gas: 1.47%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	750,000	758,199
Apache Corp.	5.25	2-1-2042	655,000	562,786
See accompanying consolidated notes to portfolio of investments
4 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
California Resources Corp.144A	8.25%	6-15-2029	$400,000	$408,338
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	185,000	188,528
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	185,000	192,898
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	25,000	24,192
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	585,000	558,344
Nabors Industries, Inc.144A	9.13	1-31-2030	400,000	414,374
Occidental Petroleum Corp.	6.45	9-15-2036	550,000	574,477
Talos Production, Inc.144A	9.00	2-1-2029	315,000	330,606
				4,012,742
Oil & gas services: 0.45%
Bristow Group, Inc.144A	6.88	3-1-2028	680,000	667,412
Oceaneering International, Inc.	6.00	2-1-2028	550,000	543,712
				1,211,124
Pipelines: 1.33%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	300,000	302,699
Buckeye Partners LP	5.85	11-15-2043	100,000	85,818
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	130,000	135,979
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	235,000	231,792
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	94,523
Prairie Acquiror LP144A	9.00	8-1-2029	740,000	762,675
Rockies Express Pipeline LLC144A	6.88	4-15-2040	340,000	324,999
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	495,000	461,192
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	375,000	380,586
Venture Global LNG, Inc.144A	8.38	6-1-2031	810,000	840,157
				3,620,420
Financial: 7.50%
Banks: 1.48%
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	785,000	664,326
Bank of America Corp. Series DD (U.S. SOFR 3 Month+4.81%)ʊ±	6.30	3-10-2026	345,000	345,293
Goldman Sachs Group, Inc. Series T (5 Year Treasury Constant Maturity+2.97%)ʊ±	3.80	5-10-2026	550,000	518,365
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	530,000	514,421
Morgan Stanley (U.S. SOFR+1.29%)±##	2.94	1-21-2033	1,965,000	1,670,091
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	300,000	325,145
				4,037,641
Diversified financial services: 1.19%
Aircastle Ltd.144A	5.95	2-15-2029	655,000	654,812
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	735,000	765,383
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 5

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Computershare U.S., Inc.	1.13%	10-7-2031	$1,250,000	$1,078,632
PRA Group, Inc.144A	5.00	10-1-2029	865,000	740,758
				3,239,585
Insurance: 1.79%
AssuredPartners, Inc.144A	5.63	1-15-2029	700,000	654,783
BroadStreet Partners, Inc.144A	5.88	4-15-2029	710,000	662,489
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	260,000	216,975
MetLife, Inc.	6.40	12-15-2066	1,570,000	1,589,083
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	45,000	30,317
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	170,000	154,332
Pine Street Trust III144A	6.22	5-15-2054	550,000	549,474
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	355,000	308,796
Reinsurance Group of America, Inc.	6.00	9-15-2033	330,000	336,901
RGA Global Funding144A	6.00	11-21-2028	370,000	381,058
				4,884,208
Investment Companies: 0.60%
Ares Capital Corp.	2.88	6-15-2028	500,000	442,900
Blue Owl Capital Corp.	2.63	1-15-2027	1,310,000	1,196,978
				1,639,878
Real estate: 0.19%
CBRE Services, Inc.	5.50	4-1-2029	500,000	502,596
REITS: 2.25%
Brandywine Operating Partnership LP	8.05	3-15-2028	555,000	575,748
EPR Properties	3.75	8-15-2029	655,000	584,004
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2031	660,000	591,720
Invitation Homes Operating Partnership LP	5.45	8-15-2030	275,000	275,484
Iron Mountain, Inc.144A	4.50	2-15-2031	825,000	744,708
Omega Healthcare Investors, Inc.	3.63	10-1-2029	575,000	513,337
Piedmont Operating Partnership LP	9.25	7-20-2028	590,000	629,451
Realty Income Corp.	5.13	7-6-2034	1,250,000	1,442,315
VICI Properties LP	6.13	4-1-2054	240,000	230,387
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	700,000	534,992
				6,122,146
Government securities: 0.20%
Multi-national: 0.20%
International Finance Corp.	6.30	11-25-2024	45,000,000	537,993
Industrial: 0.63%
Building materials: 0.20%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	550,000	539,218
See accompanying consolidated notes to portfolio of investments
6 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Packaging & containers: 0.25%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00%	6-15-2027		$400,000	$393,049
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030		300,000	293,597
					686,646
Trucking & leasing: 0.18%
GATX Corp.	4.00	6-30-2030		535,000	497,782
Technology: 1.20%
Computers: 0.23%
Kyndryl Holdings, Inc.	6.35	2-20-2034		145,000	147,318
Seagate HDD Cayman	4.13	1-15-2031		540,000	482,248
					629,566
Semiconductors: 0.18%
Entegris, Inc.144A	4.75	4-15-2029		500,000	478,379
Software: 0.79%
AthenaHealth Group, Inc.144A	6.50	2-15-2030		630,000	580,041
Cloud Software Group, Inc.144A	8.25	6-30-2032		400,000	407,698
Cloud Software Group, Inc.144A	9.00	9-30-2029		300,000	291,066
Oracle Corp.	4.10	3-25-2061		1,240,000	888,138
					2,166,943
Utilities: 1.08%
Electric: 1.08%
Appalachian Power Co.	5.65	4-1-2034		265,000	262,379
Black Hills Corp.	6.00	1-15-2035		270,000	271,597
Duke Energy Corp.	3.10	6-15-2028		610,000	637,475
Duke Energy Corp.	3.85	6-15-2034		400,000	414,224
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054		470,000	471,808
Oglethorpe Power Corp.	4.25	4-1-2046		525,000	402,831
Southern Co. Series B (5 Year Treasury Constant Maturity+3.73%)±	4.00	1-15-2051		430,000	416,900
Vistra Operations Co. LLC144A	6.95	10-15-2033		60,000	64,217
					2,941,431
Total corporate bonds and notes (Cost $65,865,929)					64,694,936
Foreign corporate bonds and notes: 12.85%
Basic materials: 0.25%
Mining: 0.25%
Anglo American Capital PLC	4.75	9-21-2032	EUR	600,000	668,382
Communications: 2.92%
Advertising: 0.35%
WPP Finance Deutschland GmbH	1.63	3-23-2030	EUR	1,000,000	954,632
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 7

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Internet: 0.31%
Engineering - Ingegneria Informatica - SpA	5.88%	9-30-2026	EUR	830,000	$851,591
Media: 0.39%
Tele Columbus AG (PIK at 10%)144A¥	10.00	1-1-2029	EUR	517,093	411,182
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	710,000	638,892
					1,050,074
Telecommunications: 1.87%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	500,000	671,698
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	531,280
Eutelsat SA	1.50	10-13-2028	EUR	500,000	431,063
Koninklijke KPN NV	3.88	7-3-2031	EUR	800,000	867,396
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	575,000	579,850
Telecom Italia SpA	1.63	1-18-2029	EUR	1,000,000	933,714
Telefonica Emisiones SA	4.18	11-21-2033	EUR	1,000,000	1,093,012
					5,108,013
Consumer, cyclical: 1.89%
Auto manufacturers: 0.29%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	800,000	802,632
Auto parts & equipment: 0.42%
Forvia SE	7.25	6-15-2026	EUR	416,000	463,069
Goodyear Europe BV	2.75	8-15-2028	EUR	700,000	677,547
					1,140,616
Entertainment: 0.93%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	540,000	577,660
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	675,000	771,687
International Game Technology PLC144A	3.50	6-15-2026	EUR	350,000	369,772
Universal Music Group NV	4.00	6-13-2031	EUR	750,000	819,988
					2,539,107
Leisure time: 0.25%
Pinnacle Bidco PLC144A	10.00	10-11-2028	GBP	500,000	670,763
Consumer, non-cyclical: 2.08%
Agriculture: 0.27%
BAT International Finance PLC	2.25	1-16-2030	EUR	750,000	731,798
Commercial services: 0.96%
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	413,395
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,100,000	1,185,384
Transurban Finance Co. Property Ltd.	4.23	4-26-2033	EUR	750,000	821,644
Verisure Holding AB144A	9.25	10-15-2027	EUR	175,000	198,193
					2,618,616
See accompanying consolidated notes to portfolio of investments
8 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Food: 0.58%
Iceland Bondco PLC144A	4.38%	5-15-2028	GBP	1,000,000	$1,056,958
Sigma Holdco BV144A	5.75	5-15-2026	EUR	500,000	525,033
					1,581,991
Pharmaceuticals: 0.27%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	700,000	731,523
Energy: 0.26%
Oil & gas: 0.26%
Aker BP ASA	1.13	5-12-2029	EUR	750,000	711,399
Financial: 3.19%
Banks: 1.99%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	500,000	500,670
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	500,000	564,364
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	800,000	901,274
Commerzbank AG (3 Month EURIBOR+2.10%)±	4.63	1-17-2031	EUR	1,000,000	1,091,532
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	700,000	773,662
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	400,000	454,083
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+1.60%)±	1.38	6-17-2033	EUR	400,000	357,605
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	700,000	781,526
					5,424,716
Diversified financial services: 0.13%
Sherwood Financing PLC	4.50	11-15-2026	EUR	395,000	368,032
Insurance: 0.45%
NN Group NV (3 Month EURIBOR+4.20%)±	5.25	3-1-2043	EUR	600,000	661,474
Sampo (3 Month EURIBOR+3.60%)±	2.50	9-3-2052	EUR	600,000	552,977
					1,214,451
Real estate: 0.45%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	500,000	528,273
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	750,000	710,844
					1,239,117
REITS: 0.17%
Unibail Rodamco Westfield (EURIBOR ICE Swap Rate 11:00am+4.00%)ʊ±	7.25	7-3-2028	EUR	400,000	449,780
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 9

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Government securities: 0.34%
Multi-national: 0.34%
Asian Development Bank	6.20%	10-6-2026	INR	18,450,000	$218,252
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	820,000	706,320
					924,572
Industrial: 0.65%
Engineering & construction: 0.59%
Bouygues SA	4.63	6-7-2032	EUR	1,000,000	1,135,105
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	500,000	460,087
					1,595,192
Machinery-diversified: 0.06%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	9.11	7-15-2029	EUR	160,000	170,924
Utilities: 1.27%
Electric: 0.60%
Enel Finance International NVøø	0.75	6-17-2030	EUR	750,000	680,018
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	320,000	354,339
RWE AG	2.75	5-24-2030	EUR	600,000	613,228
					1,647,585
Gas: 0.33%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	400,000	383,920
Snam SpA	0.63	6-30-2031	EUR	590,000	514,977
					898,897
Water: 0.34%
Thames Water Utilities Finance PLC	4.38	1-18-2031	EUR	1,000,000	920,072
Total foreign corporate bonds and notes (Cost $36,136,730)					35,014,475
Foreign government bonds: 11.72%
Australia: 0.98%
Australia##	2.75	11-21-2028	AUD	4,210,000	2,661,423
Brazil: 2.26%
Brazil¤##	0.00	7-1-2024	BRL	10,500,000	1,878,321
Brazil¤##	0.00	10-1-2025	BRL	11,750,000	1,835,271
Brazil##	10.00	1-1-2027	BRL	12,250,000	2,108,341
Brazil##	10.00	1-1-2029	BRL	2,000,000	332,750
					6,154,683
Indonesia: 0.30%
Indonesia##	6.50	6-15-2025	IDR	13,500,000,000	823,108
Malaysia: 1.45%
Malaysia##	3.88	3-14-2025	MYR	18,555,000	3,949,780
See accompanying consolidated notes to portfolio of investments
10 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
South Africa: 1.20%
Republic of South Africa##	8.00%	1-31-2030	ZAR	65,000,000	$3,273,446
Spain: 2.08%
Spain¤##	0.00	1-31-2028	EUR	5,895,000	5,671,018
United Kingdom: 3.45%
U.K. Gilts##	3.25	1-31-2033	GBP	7,940,000	9,406,168
Total foreign government bonds (Cost $33,456,932)					31,939,626

	Shares
Investment companies: 1.64%
Exchange-traded funds: 1.64%
SPDR Portfolio High Yield Bond ETF	61,701	1,433,314
VanEck J. P. Morgan EM Local Currency Bond ETF	46,200	1,098,636
Xtrackers USD High Yield Corporate Bond ETF	54,208	1,922,216
Total investment companies (Cost $4,646,117)		4,454,166

			Principal
Loans: 0.81%
Communications: 0.05%
Media: 0.05%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.46	8-2-2027	$143,466	143,610
Consumer, cyclical: 0.60%
Airlines: 0.23%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.34	4-20-2028	212,800	219,561
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.74	6-21-2027	405,000	412,869
				632,430
Auto parts & equipment: 0.12%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.59	3-30-2027	325,000	322,462
Housewares: 0.10%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	11.09	10-30-2029	270,000	271,182
Retail: 0.15%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.85	3-3-2028	450,000	413,937
Financial: 0.13%
Insurance: 0.13%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.71	1-31-2028	375,000	347,872
Technology: 0.03%
Software: 0.03%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	10.09	11-28-2028	79,799	80,020
Total loans (Cost $2,225,651)				2,211,513
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 11

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.01%
Illinois: 0.01%
GO revenue: 0.01%
City of Chicago Series E	6.05%	1-1-2029	$35,000	$35,194
Total municipal obligations (Cost $35,804)				35,194
Non-agency mortgage-backed securities: 4.50%
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	801,811	725,855
BX Trust Series 2019-OC11 Class D144A±±	4.08	12-9-2041	500,000	442,094
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.34	10-15-2036	550,000	539,694
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	750,000	672,818
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	375,938
COLT Mortgage Loan Trust Series 2022-7 Class A1144A±±	5.16	4-25-2067	377,124	370,822
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	8.19	1-25-2030	164,262	154,728
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class B (U.S. SOFR 1 Month+1.70%)144A±	7.03	11-15-2032	1,600,000	1,590,016
Hudsons Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	535,000	500,156
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	1,130,000	936,568
JP Morgan Mortgage Trust Series 2017-6 Class B5144A±±	3.78	12-25-2048	421,167	315,312
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.89	11-15-2038	995,224	993,669
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	1,000,000	869,924
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	70,306	64,534
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,195,000	1,039,650
Residential Mortgage Loan Trust Series 2019-3 Class A3144A±±	3.04	9-25-2059	54,663	53,532
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	700,000	485,000
TRK Trust Series 2021-INV2 Class A2144A±±	2.12	11-25-2056	721,175	616,638
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	72,899	63,603
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,048,422	902,776
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	294,908	264,609
VM Master Issuer LLC Series 2022-1 Class B144A±±	6.88	5-24-2025	275,190	274,020
Total non-agency mortgage-backed securities (Cost $13,445,081)				12,251,956
U.S. Treasury securities: 9.39%
U.S. Treasury Bonds##	1.88	11-15-2051	605,000	351,184
U.S. Treasury Bonds##	2.25	2-15-2052	3,235,000	2,060,796
U.S. Treasury Bonds##	3.00	2-15-2049	135,000	102,257
U.S. Treasury Bonds##	4.25	2-15-2054	880,000	837,925
U.S. Treasury Bonds##	4.63	5-15-2054	3,560,000	3,609,506
See accompanying consolidated notes to portfolio of investments
12 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds##	4.75%	11-15-2053	$270,000	$279,113
U.S. Treasury Notes##	4.13	3-31-2029	13,015,000	12,882,308
U.S. Treasury Notes##	4.25	12-31-2025	1,500,000	1,485,645
U.S. Treasury Notes##	4.25	1-31-2026	4,000,000	3,961,562
Total U.S. Treasury securities (Cost $26,383,970)				25,570,296

	Expiration date	Shares
Warrants: 0.00%
Consumer staples: 0.00%
Consumer staples distribution & retail : 0.00%
Casino Guichard Perrachon SA†	4-27-2029	128,399	69
Total warrants (Cost $0)			69

		Maturity date	Principal
Yankee corporate bonds and notes: 10.74%
Basic materials: 0.57%
Chemicals: 0.57%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	$600,000	565,709
OCI NV144A	6.70	3-16-2033	1,000,000	986,729
				1,552,438
Communications: 0.17%
Internet: 0.17%
Prosus NV144A	4.03	8-3-2050	700,000	472,452
Consumer, cyclical: 0.55%
Airlines: 0.13%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	395,000	346,267
Auto manufacturers: 0.09%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	250,000	246,327
Leisure time: 0.33%
Carnival Corp.144A	6.00	5-1-2029	250,000	246,955
Carnival Corp.144A	10.50	6-1-2030	600,000	651,786
				898,741
Consumer, non-cyclical: 0.54%
Beverages: 0.34%
Coca-Cola Icecek AS144A	4.50	1-20-2029	1,000,000	920,089
Pharmaceuticals: 0.20%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	500,000	555,929
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 13

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 1.35%
Oil & gas: 0.85%
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$692,342	$723,497
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	425,000	400,673
Eni SpA144A	5.95	5-15-2054	1,000,000	982,179
Petroleos Mexicanos	6.70	2-16-2032	250,000	209,320
				2,315,669
Pipelines: 0.50%
Enbridge, Inc.	5.95	4-5-2054	120,000	119,050
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	1,310,000	1,236,185
				1,355,235
Financial: 6.32%
Banks: 5.59%
Banco do Brasil SA/Cayman144A	6.00	3-18-2031	650,000	635,875
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	500,000	482,500
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	750,000	703,836
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	650,000	577,126
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	200,000	204,250
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	500,000	497,435
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	500,000	463,570
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	600,000	605,109
Credit Agricole SA (5 Year USD Swap Rate+6.19%)144Aʊ±	8.13	12-23-2025	1,310,000	1,329,257
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	1,300,000	1,258,389
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	1,300,000	1,314,977
HSBC Holdings PLC (U.S. SOFR+1.97%)±	6.16	3-9-2029	895,000	915,505
Intesa Sanpaolo SpA144A	5.71	1-15-2026	635,000	628,963
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	700,000	697,377
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	350,000	290,548
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	1,310,000	1,107,297
NatWest Group PLC (5 Year Treasury Constant Maturity+5.63%)ʊ±	6.00	12-29-2025	600,000	586,942
Societe Generale SA (1 Year Treasury Constant Maturity+3.20%)144A±	6.22	6-15-2033	1,310,000	1,289,826
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	700,000	699,286
See accompanying consolidated notes to portfolio of investments
14 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88%	2-12-2027	$400,000	$366,329
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%)144A±	5.46	6-30-2035	600,000	562,065
				15,216,462
Diversified financial services: 0.14%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	375,000	361,880
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	600,000	30,300
				392,180
Insurance: 0.21%
Swiss Re Finance Luxembourg SA (5 Year Treasury Constant Maturity+3.58%)144A±	5.00	4-2-2049	600,000	577,500
Private equity: 0.38%
Brookfield Finance, Inc.	6.35	1-5-2034	985,000	1,032,343
Government securities: 0.08%
Multi-national: 0.08%
African Export-Import Bank144A	3.80	5-17-2031	260,000	222,056
Industrial: 0.42%
Engineering & construction: 0.07%
CIMIC Finance USA Property Ltd.144A	7.00	3-25-2034	185,000	187,249
Machinery-diversified: 0.17%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	450,000	446,568
Trucking & leasing: 0.18%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	500,000	500,277
Technology: 0.46%
Semiconductors: 0.46%
Renesas Electronics Corp.144A	2.17	11-25-2026	500,000	462,721
SK Hynix, Inc.144A	5.50	1-16-2027	780,000	777,801
				1,240,522
Utilities: 0.28%
Electric: 0.28%
Comision Federal de Electricidad144A	3.35	2-9-2031	260,000	214,881
Comision Federal de Electricidad144A	3.88	7-26-2033	700,000	559,682
				774,563
Total yankee corporate bonds and notes (Cost $30,390,237)				29,252,867
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 15

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 3.42%
Argentina: 0.19%
Provincia de Cordoba144Aøø##	6.88%	12-10-2025	$127,241	$117,380
Provincia de Cordoba144Aøø##	6.88	2-1-2029	557,619	409,850
				527,230
Bahamas: 0.25%
Bahamas144A##	6.00	11-21-2028	785,000	685,894
Benin: 0.45%
Benin144A##	7.96	2-13-2038	1,300,000	1,208,701
Bermuda: 0.09%
Bermuda144A##	5.00	7-15-2032	260,000	250,614
Colombia: 0.39%
Colombia##	7.50	2-2-2034	550,000	550,186
Colombia##	8.00	11-14-2035	500,000	514,032
				1,064,218
Dominican Republic: 0.28%
Dominican Republic144A##	4.50	1-30-2030	200,000	181,504
Dominican Republic144A##	4.88	9-23-2032	200,000	178,926
Dominican Republic144A##	5.50	2-22-2029	200,000	192,935
Dominican Republic144A##	7.05	2-3-2031	200,000	205,500
				758,865
Israel: 0.27%
Israel##	5.75	3-12-2054	800,000	719,000
Ivory Coast: 0.31%
Ivory Coast144A##	8.25	1-30-2037	880,000	852,456
Kenya: 0.14%
Kenya144A##	8.25	2-28-2048	500,000	386,925
Oman: 0.11%
Oman144A##	6.25	1-25-2031	300,000	308,625
Panama: 0.26%
Panama##	2.25	9-29-2032	1,000,000	717,541
Peru: 0.37%
Corp. Financiera de Desarrollo SA144A##	5.95	4-30-2029	1,000,000	998,750
Romania: 0.06%
Romanian144A##	6.38	1-30-2034	155,000	156,051
See accompanying consolidated notes to portfolio of investments
16 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Senegal: 0.25%
Senegal144A##	6.25%	5-23-2033	$800,000	$669,611
Total yankee government bonds (Cost $9,558,564)				9,304,481

	Yield	Shares
Short-term investments: 11.05%
Investment companies: 5.92%
Allspring Government Money Market Fund Select Class♠∞*##	5.25	16,137,188	16,137,188

				Principal
U.S. Treasury securities: 5.13%
U.S. Treasury Bills☼		4.19	7-5-2024	$7,000,000	6,995,899
U.S. Treasury Bills☼		5.09	8-1-2024	7,000,000	6,968,342
					13,964,241
Total short-term investments (Cost $30,101,616)					30,101,429
Total investments in securities (Cost $356,111,154)	127.60%				347,594,341
Other assets and liabilities, net	(27.60)				(75,175,262)
Total net assets	100.00%				$272,419,079

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Income Plus Special Investment (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.

See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 17

Consolidated portfolio of investments—June 30, 2024 (unaudited)

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
IDR	Indonesian rupiah
INR	Indian rupee
MYR	Malaysian ringgit
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,086,155	$182,082,796	$(175,031,763)	$0	$0	$16,137,188	16,137,188	$565,739
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,691,305	AUD	4,035,000	Morgan Stanley, Inc.	9-30-2024	$0	$(6,578)
USD	44,618,087	EUR	41,314,000	Citibank N.A.	9-30-2024	181,912	0
USD	1,532,133	EUR	1,425,000	Citibank N.A.	9-30-2024	0	(557)
USD	1,532,133	EUR	1,425,000	Citibank N.A.	9-30-2024	0	(557)
USD	11,962,350	GBP	9,416,000	Citibank N.A.	9-30-2024	51,744	0
USD	481,556	IDR	7,950,000,000	Morgan Stanley, Inc.	9-30-2024	0	(3,205)
JPY	48,000,000	USD	309,028	Citibank N.A.	9-30-2024	0	(6,606)
USD	3,975,942	MYR	18,675,000	Morgan Stanley, Inc.	9-30-2024	0	(5,674)
						$233,656	$(23,177)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year Euro BUND Index	(42)	9-6-2024	$(5,842,379)	$(5,920,257)	$0	$(77,878)
2-Year Euro SCHATZ	(41)	9-6-2024	(4,620,477)	(4,641,178)	0	(20,701)
5-Year Euro-BOBL Futures	(72)	9-6-2024	(8,895,121)	(8,978,506)	0	(83,385)
10-Year Japanese Bond	(13)	9-12-2024	(11,539,126)	(11,543,166)	0	(4,040)
2-Year U.S. Treasury Notes	(79)	9-30-2024	(16,073,287)	(16,133,281)	0	(59,994)
5-Year U.S. Treasury Notes	(102)	9-30-2024	(10,850,618)	(10,870,969)	0	(20,351)
					$0	$(266,349)
See accompanying consolidated notes to portfolio of investments
18 | Allspring Income Plus Fund

Consolidated portfolio of investments—June 30, 2024 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit iTraxx Europe Crossover S40 *	5.00%	Quarterly	12-20-2028	EUR	4,875,000	$334,247	$252,475	$81,772	$0
Markit iTraxx Europe Crossover S41 *	5.00	Quarterly	6-20-2029	EUR	3,000,000	242,811	285,884	0	(43,073)
Sell Protection
Markit CDX Emerging Markets Index S35 *	1.00	Quarterly	6-20-2026	USD	920,000	(1,689)	(10,555)	8,866	0
Markit CDX.NA.HY.S41 *	5.00	Quarterly	12-20-2028	USD	2,386,000	156,037	42,356	113,681	0
Markit iTraxx Europe Subordinated Financial Index S35 *	1.00	Quarterly	6-20-2026	EUR	10,500,000	90,427	(17,127)	107,554	0
								$311,873	$(43,073)

*	A portion of the holding represents an investment held in Income Plus Special Investment (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Income Plus Fund | 19

Notes to consolidated portfolio of investments—June 30, 2024 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Fund invests in Income Plus Special Investment (Cayman) Ltd. (the “Subsidiary”), a wholly-owned subsidiary incorporated on July 11, 2019 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of June 30, 2024, the Subsidiary had $8,005,727 invested in swap contracts and cash equivalents and had $1,442,760 in cash segregated at the broker for the swap contracts which in the aggregate represented 108.83% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of  June 30, 2024, the Fund held $8,682,248 in the Subsidiary, representing 3.29% of the Fund’s net assets prior to consolidation.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2024, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a
20 | Allspring Income Plus Fund

Notes to consolidated portfolio of investments—June 30, 2024 (unaudited)
when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
Allspring Income Plus Fund | 21

Notes to consolidated portfolio of investments—June 30, 2024 (unaudited)
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring Income Plus Fund

Notes to consolidated portfolio of investments—June 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$81,314,463	$0	$81,314,463
Asset-backed securities	0	21,171,178	272,790	21,443,968
Common stocks
Consumer staples	4,902	0	0	4,902
Corporate bonds and notes	0	64,694,936	0	64,694,936
Foreign corporate bonds and notes	0	35,014,475	0	35,014,475
Foreign government bonds	0	31,939,626	0	31,939,626
Investment companies	4,454,166	0	0	4,454,166
Loans	0	2,211,513	0	2,211,513
Municipal obligations	0	35,194	0	35,194
Non-agency mortgage-backed securities	0	12,251,956	0	12,251,956
U.S. Treasury securities	25,570,296	0	0	25,570,296
Warrants
Consumer staples	0	69	0	69
Yankee corporate bonds and notes	0	29,252,867	0	29,252,867
Yankee government bonds	0	9,304,481	0	9,304,481
Short-term investments
Investment companies	16,137,188	0	0	16,137,188
U.S. Treasury securities	13,964,241	0	0	13,964,241
	60,130,793	287,190,758	272,790	347,594,341
Forward foreign currency contracts	0	233,656	0	233,656
Swap contracts	0	311,873	0	311,873
Total assets	$60,130,793	$287,736,287	$272,790	$348,139,870
Liabilities
Forward foreign currency contracts	$0	$23,177	$0	$23,177
Futures contracts	266,349	0	0	266,349
Swap contracts	0	43,073	0	43,073
Total liabilities	$266,349	$66,250	$0	$332,599
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
As of June 30, 2024, $ 1,459,000  was segregated as cash collateral for these open futures contracts and $1,442,760  was segregated as cash collateral for swap contracts. The Fund also had $1,010,000 segregated as cash collateral for open forward foreign currency contracts.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Income Plus Fund | 23